Finance Costs	12 Months Ended
Dec. 31, 2020
Disclosure of finance cost [text block] [Abstract]
FINANCE COSTS
14.	FINANCE COSTS

	Year ended December 31,
	2020	2019	2018
Interest expenses on bank borrowings
wholly repayable within one year	62,383	67,203	96,444

Bank borrowings interests are charged at a rate of 6.09% per annum for the bank loan that was fully repaid in 2020.